SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Mar. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

28.SUPPLEMENTAL CASH FLOW INFORMATION

(a)	Net change in working capital

	As at	As at	As at
	March 31, 2021	March 31, 2020	March 31, 2019
Accounts receivable and unbilled revenue, net	$60,602	$33,839	$(35,427)
Gas in storage	3,185	(3,234)	(601)
Prepaid expenses and deposits	50,270	(89,087)	(128,911)
Provisions	6,145	(4,607)	4,309
Trade and other payables	(188,393)	106,271	174,958
Restricted cash	2,782	—	—
Adjustments required to reflect net cash receipts from gas sales	(265)	812	4,186
	$(65,674)	$43,994	$18,514